Bank Loans-Current	12 Months Ended
Sep. 30, 2023
Bank Loans-Current [Abstact]
BANK LOANS-CURRENT

6. BANK LOANS-CURRENT

The Predecessor and Successor’s bank loans which are all denominated in HK$, consist of:

	(Predecessor)	(Successor)
	As of September 30,
	2022	2023
	HK$	HK$	US$
Long-term loans
Bank of East Asia(“BEA”)(1)	120,921	—	—
BEA(2)	2,029,654	1,473,603	188,180
Less: Current portion of long-term loans	681,046	562,331	71,810
Long term loan- non-current portion	1,469,529	911,272	116,370

(1)	On June 12, 2020, TSL entered into a loan agreement with BEA, pursuant to which TSL obtained a loan in the amount of HK$ 317,000 (approximately US$ 40,903) on June 29, 2020 for three years term ended on June 28, 2023. The loan is at interest rate of 2.75% and the principal is to be paid off by 36 unequal monthly instalments. The loan has been guaranteed by HKMC Insurance Limited (“HKMCI”) under the SME Financing Guarantee Scheme and Mr. Leung Tsz Him.

(2)	On March 12, 2021, TSL entered into another loan agreement with BEA, pursuant to which TSL obtained a loan in the amount of HK$ 2,304,000 (approximately US$ 295,954) on March 29, 2021 for five years term ended on March 28, 2026. The loan is at interest rate of 2.75% and the principal is to be paid off by 36 unequal monthly instalments. The loan has been guaranteed by HKMCI under the SME Financing Guarantee Scheme and Mr. Leung Tsz Him.

Annual maturities of the Predecessor and Successor’s long-term debt which comprise the term loans during the next five years following September 30, 2023 and thereafter are as follows:

	HK$	US$
Years ending September 30,
2024	562,331	71,810
2025	348,941	44,560
2026	—	—
	911,272	116,370